UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2017

Date of reporting period:  October 31, 2016

Item 1. Report to Stockholders.

Nuance Concentrated Value Fund

Institutional Class Shares – NCVLX
Investor Class Shares – NCAVX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2016

NUANCE CONCENTRATED VALUE FUND

October 31, 2016

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

Average Annual Rates of Return as of October 31, 2016:
	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	(0.01)%	6.80%	6.53%	12.96%	10.70%
S&P 500 Index(2)	4.06%	4.51%	8.84%	13.57%	11.17%
Russell 3000 Value Index(3)	4.59%	6.55%	7.33%	13.17%	10.19%

	6 Months	1 Year	3 Year		Since Inception(4)
Investor Class, no load	(0.16)%	6.52%	6.25%		12.95%
Investor Class with load	(5.18)%	1.22%	4.17%		11.39%
S&P 500 Index(2)	4.06%	4.51%	8.84%		13.11%
Russell 3000 Value Index(3)	4.59%	6.55%	7.33%		12.80%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.00% and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Institutional Class Gross Expense Ratio – 1.17%	Net Expense Ratio – 1.16%
Investor Class Gross Expense Ratio – 1.42%	Net Expense Ratio – 1.41%

(1)	May 31, 2011
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(4)	July 31, 2012

In terms of performance, since its inception on May 31, 2011 through October 31, 2016, the Institutional Class is up 10.70 percent (annualized) versus its primary index – the Russell 3000 Value Index – up 10.19 percent (annualized) and the S&P 500 Index up 11.17 percent (annualized). We are pleased with this performance. For more perspective on our longer term performance please refer to your prospectus. This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008. While our Nuance Concentrated  Value Fund underperformed the benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below
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NUANCE CONCENTRATED VALUE FUND

our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down- side potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The portfolio has remained stable from a sector weighting standpoint. In our largest overweight sector, the Industrial sector, we have seen attractive opportunities in both the agriculture and transportation industries. Our overweight in the Energy sector is specifically in the energy services industry. We have reduced our Financial sector exposure slightly as some of our leaders in the sector have been approaching our internal view of fair value. We remain underweight the Real Estate Investment Trust (REIT) Sector, which appears overvalued due to what we have termed the chase for yield. We also continue to be underweight the Consumer Discretionary and Information Technology sectors primarily due to valuation concerns.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve       additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.
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NUANCE CONCENTRATED VALUE FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2016

				Since
	1 Year	3 Years	5 Years	Inception(1)
Institutional Class	6.80%	6.53%	12.96%	10.70%
Investor Class (without sales load)	6.52%	6.25%	12.67%	12.95%
Investor Class (with sales load)(2)	1.22%	4.17%	11.34%	11.39%
S&P 500 Index(3)	4.51%	8.84%	13.57%	11.17%
Russell 3000 Value Index(4)	6.55%	7.33%	13.17%	10.19%

(1)
Period from Fund inception through October 31, 2016.  The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012.  Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00%.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(4)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

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NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
October 31, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 – October 31, 2016).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2016)	Value (10/31/2016)	(5/1/2016 to 10/31/2016)
Investor Class
Actual(2)	$1,000.00	$ 998.40	$7.05
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12

Institutional Class
Actual(2)	$1,000.00	$ 999.90	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.40% and 1.07% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2016 of -0.16% and -0.01% for the Investor Class and Institutional Class, respectively.

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NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
as of October 31, 2016

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2016
(% of net assets)

Frank’s International N.V.	8.7%
National Fuel Gas Co.	8.0%
Diageo PLC – ADR	5.7%
Schlumberger Ltd.	5.1%
BOK Financial Corp.	4.9%
Northern Trust Corp.	4.2%
Heartland Express, Inc.	4.1%
Rockwell Collins, Inc.	4.1%
Praxair, Inc.	4.0%
Patterson Companies, Inc.	3.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2016

	Shares	Value

COMMON STOCKS – 77.5%

Consumer Staples – 7.7%
Diageo PLC – ADR	275,400	$29,613,762
Wal-Mart Stores, Inc.	143,300	10,033,866
		39,647,628

Energy – 13.8%
Frank’s International N.V.	4,010,567	45,118,879
Schlumberger Ltd.	338,079	26,447,920
		71,566,799

Financials – 15.8%
BOK Financial Corp.	357,566	25,394,337
Commerce Bancshares, Inc.	265,419	13,223,175
M&T Bank Corp.	132,989	16,321,740
MetLife, Inc.	111,457	5,234,021
Northern Trust Corp.	296,606	21,480,206
		81,653,479

Healthcare – 6.1%
Patterson Companies, Inc.	448,578	19,158,766
Smith & Nephew – ADR	426,726	12,481,736
		31,640,502

Industrials – 18.3%
Deere & Co.	184,707	16,309,628
Emerson Electric Co.	199,547	10,113,042
Heartland Express, Inc.	1,151,359	21,185,006
Hub Group, Inc. – Class A*	293,407	10,694,685
Lindsay Corp.	97,297	7,618,355
Rockwell Collins, Inc.	250,618	21,132,110
United Parcel Service, Inc. – Class B	70,765	7,625,636
		94,678,462

Materials – 7.8%
Compass Minerals International, Inc.	145,540	10,457,049
H.B. Fuller Co.	217,984	9,170,587
Praxair, Inc.	176,344	20,642,828
		40,270,464

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2016

	Shares	Value

Utilities – 8.0%
National Fuel Gas Co.	785,752	$41,157,691
Total Common Stocks
(Cost $391,442,579)		400,615,025

SHORT-TERM INVESTMENT – 22.2%
Fidelity Institutional Government Portfolio, Class I, 0.27%^
(Cost $114,575,794)	114,575,794	114,575,794
Total Investments – 99.7%
(Cost $506,018,373)		515,190,819
Other Assets and Liabilities, Net – 0.3%		1,491,445
Total Net Assets – 100.0%		$516,682,264

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2016.
ADR – American Depositary Receipt

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2016

ASSETS:
Investments, at value
(cost $506,018,373)	$515,190,819
Receivable for investment securities sold	4,155,711
Receivable for capital shares sold	320,332
Dividends & interest receivable	169,392
Prepaid expenses	21,260
Total assets	519,857,514

LIABILITIES:
Payable for investment securities purchased	1,870,005
Payable for capital shares redeemed	694,151
Payable to investment adviser	377,623
Payable for fund administration & accounting fees	63,490
Payable for transfer agent fees & expenses	30,320
Payable for custody fees	7,778
Payable for trustee fees	2,363
Payable for compliance fees	1,735
Accrued distribution & shareholder service fees	89,626
Accrued expenses	38,159
Total liabilities	3,175,250

NET ASSETS	$516,682,264

NET ASSETS CONSIST OF:
Paid-in capital	$513,788,439
Accumulated net investment loss	(372,486)
Accumulated net realized loss on investments	(5,906,135)
Net unrealized appreciation on investments	9,172,446
Net Assets	$516,682,264

	Investor	Institutional
	Class	Class
Net Assets	$95,293,940	$421,388,324
Shares issued and outstanding(1)	7,245,562	31,963,784
Net asset value, redemption price and minimum offering price per share(2)	$13.15	$13.18
Maximum offering price per share ($13.15/0.95)(3)	$13.84	N/A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2016

INVESTMENT INCOME:
Dividend income	$4,729,402
Less: Foreign taxes withheld	(104,348)
Interest income	119,786
Total investment income	4,744,840

EXPENSES:
Investment adviser fees (See Note 4)	2,070,787
Fund administration & accounting fees (See Note 4)	183,078
Transfer agent fees & expenses (See Note 4)	87,677
Federal & state registration fees	25,949
Postage & printing fees	24,317
Custody fees (See Note 4)	21,155
Other	10,625
Audit fees	8,301
Legal fees	5,520
Compliance fees (See Note 4)	5,068
Trustee fees (See Note 4)	4,403
Distribution & shareholder service fees (See Note 5):
Investor Class	221,721
Institutional Class	122,954
Total expenses before net recoupment/(reimbursement)	2,791,555
Less: advisory fee net recoupment/(reimbursement) (See Note 4)	(1,897)
Net expenses	2,789,658

NET INVESTMENT INCOME	1,955,182

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	17,086,174
Net change in unrealized appreciation on investments	(20,048,687)

Net realized and unrealized loss on investments	(2,962,513)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,007,331)

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016

OPERATIONS:
Net investment income	$1,955,182	$6,753,374
Net realized gain (loss) on investments	17,086,174	(11,149,224)
Net change in unrealized appreciation on investments	(20,048,687)	7,529,087
Net increase (decrease) in net assets resulting from operations	(1,007,331)	3,133,237

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	8,327,835	25,201,654
Proceeds from reinvestment of distributions	250,340	6,291,960
Payments for shares redeemed	(49,939,756)	(57,156,943)
Decrease in net assets resulting
from Investor Class transactions	(41,361,581)	(25,663,329)
Institutional Class:
Proceeds from shares sold	134,454,181	102,833,034
Proceeds from reinvestment of distributions	1,626,132	15,660,663
Payments for shares redeemed	(44,597,250)	(182,823,175)
Increase (decrease) in net assets resulting
from Institutional Class transactions	91,483,063	(64,329,478)
Net increase (decrease) in net assets resulting
from capital share transactions	50,121,482	(89,992,807)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(377,184)	(1,732,105)
Institutional Class	(1,950,484)	(5,023,236)
From net realized gains:
Investor Class	—	(5,217,994)
Institutional Class	—	(12,576,672)
From return of capital:
Investor Class	—	(96,503)
Institutional Class	—	(281,924)
Total distributions to shareholders	(2,327,668)	(24,928,434)
TOTAL INCREASE (DECREASE) IN NET ASSETS	46,786,483	(111,788,004)

NET ASSETS:
Beginning of year	469,895,781	581,683,785
End of year (including accumulated net
investment loss of $(372,486) and $0, respectively)	$516,682,264	$469,895,781

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended					For the Period
	October 31, 2016		Year Ended	Year Ended	Year Ended	Inception through
	(Unaudited)		April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013(1)
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$13.22		$13.60	$13.95	$12.14	$10.15

INVESTMENT OPERATIONS:
Net investment income	0.04		0.15	0.10	0.06	0.21
Net realized and unrealized
gain (loss) on investments	(0.06	)(2)	0.12 (2)	0.60	2.97	2.16
Total from investment operations	(0.02)		0.27	0.70	3.03	2.37

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.05)		(0.15)	(0.11)	(0.06)	(0.20)
Distributions from net realized gains	—		(0.49)	(0.94)	(1.16)	(0.18)
Distributions from return of capital	—		(0.01)	—	—	—
Total distributions	(0.05)		(0.65)	(1.05)	(1.22)	(0.38)

Net asset value, end of period	$13.15		$13.22	$13.60	$13.95	$12.14

TOTAL RETURN(3)(4)	(0.16)%		2.44%	5.35%	25.71%	23.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets,
end of period (in millions)	$95.3		$137.1	$168.6	$207.8	$0.4

Ratio of expenses to
average net assets(5):
Before expense
reimbursement/recoupment	1.40%		1.38%	1.36%	1.45%	1.57%
After expense
reimbursement/recoupment	1.40%		1.38%	1.39%	1.40%	1.40%
Ratio of net investment income
to average net assets(5):
Before expense
reimbursement/recoupment	0.55%		1.15%	0.77%	0.35%	0.54%
After expense
reimbursement/recoupment	0.55%		1.15%	0.74%	0.40%	0.71%

Portfolio turnover rate(4)	45%		93%	141%	103%	110%

(1)	Inception date of the Investor Class was July 31, 2012.
(2)
Realized and unrealized gains per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Total return does not reflect sales charges.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	For the Period
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	Inception through
	(Unaudited)		2016	2015	2014	2013	April 30, 2012(1)
Institutional Class

PER SHARE DATA:
Net asset value,
beginning of period	$13.25		$13.62	$13.97	$12.15	$10.26	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.06		0.19	0.13	0.07	0.08	0.26
Net realized and unrealized
gain (loss) on investments	(0.06	)(2)	0.13 (2)	0.60	3.00	2.20	0.07 (2)
Total from investment operations	0.00		0.32	0.73	3.07	2.28	0.33

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.07)		(0.19)	(0.14)	(0.09)	(0.21)	(0.07)
Distributions from net realized gains	—		(0.49)	(0.94)	(1.16)	(0.18)	—
Distributions from return of capital	—		(0.01)	—	—	—	—
Total distributions	(0.07)		(0.69)	(1.08)	(1.25)	(0.39)	(0.07)

Net asset value, end of period	$13.18		$13.25	$13.62	$13.97	$12.15	$10.26

TOTAL RETURN(3)	(0.01)%		2.78%	5.59%	25.98%	22.79%	3.33%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$421.4		$332.8	$413.1	$296.2	$76.0	$39.4

Ratio of expenses to
average net assets(4):
Before expense
reimbursement/recoupment	1.07%		1.09%	1.09%	1.12%	1.40%	1.84%
After expense
reimbursement/recoupment	1.07%		1.09%	1.14%	1.15%	1.15%	1.15%
Ratio of net investment income
to average net assets(4):
Before expense
reimbursement/recoupment	0.88%		1.45%	1.04%	0.67%	0.71%	2.49%
After expense
reimbursement/recoupment	0.88%		1.45%	0.99%	0.64%	0.96%	3.18%

Portfolio turnover rate(3)	45%		93%	141%	103%	110%	77%

(1)	Inception date of the Institutional Class was May 31, 2011.
(2)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2016

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2016, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

13

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

14

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$400,615,025	$—	$—	$400,615,025
Short-Term Investment	114,575,794	—	—	114,575,794
Total Investments in Securities	$515,190,819	$—	$—	$515,190,819

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
April 30, 2019	$4,488
April 30, 2020	$1,897

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns
15

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2016, the Investor Class incurred expenses of $138,576 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2016, the Investor and Institutional Class incurred $83,145 and $122,954, respectively, of shareholder servicing fees under the Agreement.
16

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2016	April 30, 2016
Investor Class:
Shares sold	626,666	1,999,451
Shares issued to holders in reinvestment of distributions	19,059	516,551
Shares redeemed	(3,768,826)	(4,539,960)
Net decrease in Investor Class shares	(3,123,101)	(2,023,958)
Institutional Class:
Shares sold	10,083,870	8,101,710
Shares issued to holders in reinvestment of distributions	123,326	1,279,062
Shares redeemed	(3,364,654)	(14,579,948)
Net increase (decrease) in Institutional Class shares	6,842,542	(5,199,176)
Net increase (decrease) in shares outstanding	3,719,441	(7,223,134)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2016, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$177,883,159	$179,693,900

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2016, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$38,797,527	$(15,919,671)	$22,877,856	$443,940,597

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2016, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$—	$—	$(16,649,032)	$22,877,856	$6,228,824

As of April 30, 2016, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable period ended April 30, 2016, the Fund deferred, on a tax basis, short-term post October losses of $16,649,032.
17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

The tax character of distributions paid during the period ended October 31, 2016, were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$2,327,668	—	$2,327,668

The tax character of distributions paid during the period ended April 30, 2016, were as follows:

	Long Term	Return of
Ordinary Income*	Capital Gains	Capital	Total
$17,501,023	$7,048,984	$378,427	$24,928,434

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax period ended April 30, 2016.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2016, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of its customers, owned 26.57% and 47.17% of the Fund, respectively.

10.  SUBSEQUENT EVENT

On December 22, 2016, the Institutional Class paid an ordinary income distribution in the amount of $405,144, or $0.01226 per share, and the Investor Class in the amount of $29,829, or $0.00424 per share.

On December 22, 2016, the Institutional Class paid a short-term capital gain distribution in the amount of $483,923, or $0.01464 per share, and the Investor Class in the amount of $103,063, or $0.01464 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.
18

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
October 31, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

19

(This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7098

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CV

Nuance Mid Cap Value Fund

Institutional Class Shares – NMVLX
Investor Class Shares – NMAVX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2016

NUANCE MID CAP VALUE FUND

October 31, 2016

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid- capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls between the range of the smallest and largest members of the Russell Mid Cap Index (defined using a trailing 12 month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are organized and headquartered in countries classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell Midcap Value Index. Clients may also be interested in comparing the Fund to the S&P 500 Index.

Average Annual Rates of Return as of October 31, 2016:
	6 Months	1 Year	Since Inception(1)
Institutional Class	(0.76)%	6.37%	6.48%
Russell Midcap Value Index(3)	4.53%	7.84%	7.04%
S&P 500 Index(2)	4.06%	4.51%	7.28%

	6 Months	1 Year	Since Inception(1)
Investor Class, no load	(0.87)%	6.07%	6.20%
Investor Class with load	(5.79)%	0.74%	4.00%
Russell Midcap Value Index(3)	4.53%	7.84%	7.04%
S&P 500 Index(2)	4.06%	4.51%	7.28%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.00% and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Institutional Class Gross Expense Ratio – 1.46%	Net Expense Ratio – 0.94%
Investor Class Gross Expense Ratio – 1.71%	Net Expense Ratio – 1.19%

(1)	December 31, 2013
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2013 through October 31, 2016, the Institutional Class is up 6.48 percent versus its primary index –the Russell Mid Cap Value Index – up 7.04 percent and the S&P 500 Index up 7.28 percent. Given the very short history of the fund, we do not read much into our since inception
1

NUANCE MID CAP VALUE FUND

performance. For more perspective on our long term performance, please refer to your prospectus. This Nuance Mid Cap Value product has existed in a separate account form since November 3, 2008. While our Nuance Mid Cap Value Fund underperformed the benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The portfolio is currently overweight in the Industrials, Materials, and Financials sectors. While we have been underweight the Financial sector over the past several quarters, we are now overweight. This is due to the recent change which took the Real Estate industry out of Financials and into its own sector. As a result of this change, we went from underweight the Financials sector to an overweight position as we continue find opportunities in what we would consider high quality regional banks. We remain underweight the newly formed Real Estate sector which appears overvalued due to what we have termed the chase for yield. We remain underweight in the Information Technology and Consumer Discretionary sectors due to valuation concerns.

Thank you for your interest and your continued support.

Scott Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.
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NUANCE MID CAP VALUE FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2016

		Since
	1 Year	Inception(1)
Institutional Class	6.37%	6.48%
Investor Class (without sales load)	6.07%	6.20%
Investor Class (with sales load)(2)	0.74%	4.00%
Russell Midcap Value Index(3)	7.84%	7.04%
S&P 500 Index(4)	4.51%	7.28%

(1)	December 31, 2013.
(2)	Returns reflects a sales load of 5.00%.
(3)
The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

3

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
October 31, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 – October 31, 2016).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2016)	Value (10/31/2016)	(5/1/2016 to 10/31/2016)
Investor Class
Actual(2)	$1,000.00	$ 991.30	$7.03
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12

Institutional Class
Actual(2)	$1,000.00	$ 992.40	$5.78
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.40% and 1.15% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2016 of (0.87)% and (0.76)% for the Investor Class and Institutional Class, respectively.

4

NUANCE MID CAP VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
as of October 31, 2016

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2016
(% of net assets)

Frank’s International N.V.	5.8%
National Fuel Gas Co.	5.6%
BOK Financial Corp.	5.2%
Northern Trust Corp.	4.2%
Heartland Express, Inc.	4.1%
Deere & Co.	3.6%
Rockwell Collins, Inc.	3.6%
Praxair, Inc.	3.4%
Patterson Companies, Inc.	3.4%
Smith & Nephew – ADR	2.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

5

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2016

	Shares	Value

COMMON STOCKS – 91.2%

Consumer Discretionary – 2.0%
Genuine Parts Co.	17,228	$1,560,685
Fastenal Co.	20,410	795,582
Polaris Industries Inc.	10,282	787,704
		3,143,971

Consumer Staples – 2.6%
JM Smucker Co.	6,017	790,092
Kroger Co.	78,001	2,416,471
Sanderson Farms, Inc.	8,925	803,072
		4,009,635

Energy – 10.4%
Dril-Quip, Inc.*	73,805	3,505,738
FMC Technologies, Inc.*	46,942	1,514,818
Frank’s International N.V.	794,416	8,937,180
Halliburton Co.	32,243	1,483,178
National Oilwell Varco, Inc.	22,484	721,736
		16,162,650

Financials – 21.4%
Aspen Insurance Holdings Ltd.	16,673	804,472
BB&T Corp.	20,539	805,129
BOK Financial Corp.	112,792	8,010,488
CNA Financial Corp.	46,979	1,718,022
Commerce Bancshares, Inc.	86,261	4,297,523
M&T Bank Corp.	33,363	4,094,641
Markel Corp.*	880	772,138
MetLife, Inc.	16,896	793,436
National Western Life Group, Inc. – Class A	3,592	773,717
Northern Trust Corp.	90,433	6,549,158
Reinsurance Group of America, Inc.	7,283	785,544
State Street Corp.	11,071	777,295
Travelers Companies, Inc.	14,449	1,563,093
UMB Financial Corp.	11,726	727,598
W.R. Berkley Corp.	13,979	798,201
		33,270,455

Healthcare – 8.8%
Patterson Companies, Inc.	124,698	5,325,852
Smith & Nephew – ADR	154,367	4,515,235
St. Jude Medical, Inc.	19,703	1,533,681
STERIS PLC	11,460	765,757

See Notes to the Financial Statements

6

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2016

	Shares	Value

Healthcare – 8.8% (Continued)
Varian Medical Systems, Inc.*	8,033	$728,834
Waters Corp.*	5,680	790,315
		13,659,674

Industrials – 23.5%
Deere & Co.	63,988	5,650,140
Dover Corp.	11,405	762,880
Emerson Electric Co.	77,664	3,936,012
Flowserve Corp.	54,027	2,288,043
Heartland Express, Inc.	344,655	6,341,652
Hub Group, Inc. – Class A*	110,758	4,037,129
ITT, Inc.	69,853	2,460,223
J.B. Hunt Transport Services, Inc.	10,020	817,732
Lindsay Corp.	40,055	3,136,306
Rockwell Collins, Inc.	65,561	5,528,104
W.W. Grainger, Inc.	7,671	1,596,489
		36,554,710

Information Technology – 1.5%
Cabot Microelectronics Corp.	26,455	1,461,903
TE Connectivity Ltd.	12,683	797,380
		2,259,283

Materials – 11.8%
AptarGroup, Inc.	10,129	723,616
Compass Minerals International, Inc.	53,828	3,867,542
H.B. Fuller Co.	107,116	4,506,370
Linde AG	48,670	802,082
Monsanto Co.	30,717	3,095,352
Praxair, Inc.	45,738	5,354,090
		18,349,052

Real Estate – 1.0%
Rayonier, Inc.	60,117	1,612,338

Utilities – 8.2%
CenterPoint Energy, Inc.	34,500	786,600
Eversource Energy	14,758	812,575
Exelon Corp.	24,122	821,837
National Fuel Gas Co.	165,545	8,671,247
ONE Gas, Inc.	27,610	1,691,942
		12,784,201
Total Common Stocks
(Cost $137,174,946)		141,805,969

See Notes to the Financial Statements

7

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2016

	Shares	Value

SHORT-TERM INVESTMENT – 8.4%
Fidelity Institutional Government Portfolio, Class I, 0.27%^
(Cost $13,088,344)	13,088,344	$13,088,344
Total Investments – 99.6%
(Cost $150,263,290)		154,894,313
Other Assets and Liabilities, Net – 0.4%		577,595
Total Net Assets – 100.0%		$155,471,908

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2016.
ADR – American Depositary Receipt

See Notes to the Financial Statements

8

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2016

ASSETS:
Investments, at value
(cost $150,263,290)	$154,894,313
Cash	31
Receivable for investment securities sold	4,565,342
Receivable for capital shares sold	490,139
Dividends and interest receivable	66,041
Prepaid expenses	11,399
Total assets	160,027,265

LIABILITIES:
Payable for investment securities purchased	4,199,720
Payable for capital shares redeemed	175,855
Payable to investment adviser	99,023
Payable for fund administration & accounting fees	23,642
Payable for compliance fees	1,640
Payable for transfer agent fees & expenses	10,411
Payable for custody fees	1,673
Payable for trustee fees	1,806
Accrued distribution & shareholder service fees	27,117
Accrued expenses	14,470
Total liabilities	4,555,357

NET ASSETS	$155,471,908

NET ASSETS CONSIST OF:
Paid-in capital	$148,326,556
Accumulated net investment loss	(40,715)
Accumulated undistributed net realized gain on investments	2,555,044
Net unrealized appreciation on investments	4,631,023
Net Assets	$155,471,908

	Investor	Institutional
	Class	Class
Net assets	$11,566,148	$143,905,760
Shares issued and outstanding(1)	1,091,578	13,551,901
Net asset value, redemption price and minimum offering price per share(2)	$10.60	$10.62
Maximum offering price per share ($10.60/0.95)(3)	$11.16	N/A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

9

NUANCE MID CAP VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2016

INVESTMENT INCOME:
Dividend income	$1,274,802
Less: Foreign taxes withheld	(19,802)
Interest income	18,434
Total investment income	1,273,434

EXPENSES:
Investment adviser fees (See Note 4)	525,145
Fund administration & accounting fees (See Note 4)	68,807
Transfer agent fees & expenses (See Note 4)	65,998
Federal & state registration fees	22,889
Custody fees (See Note 4)	10,184
Audit fees	8,301
Legal fees	5,520
Compliance fees (See Note 4)	4,973
Trustee fees (See Note 4)	4,440
Postage & printing fees	4,361
Other	4,179
Distribution & shareholder service fees: (See Note 5)	—
Investor Class	23,497
Institutional Class	74,964
Total expenses before waiver	823,258
Less: waiver from investment adviser (See Note 4)	(3,350)
Net expenses	819,908

NET INVESTMENT INCOME	453,526

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	2,917,931
Net change in unrealized appreciation on investments	(4,037,133)

Net realized and unrealized loss on investments	(1,119,202)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(665,676)

See Notes to the Financial Statements

10

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
OPERATIONS:
Net investment income	$453,526	$452,189
Net realized gain on investments	2,917,931	1,326,604
Net change in unrealized appreciation on investments	(4,037,133)	8,091,199
Net increase (decrease) in net assets resulting from operations	(665,676)	9,869,992

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,513,484	10,377,260
Proceeds from reinvestment of distributions	28,192	28,639
Payments for shares redeemed	(884,155)	(23,509)
Increase in net assets resulting from Investor Class transactions	657,521	10,382,390
Institutional Class:
Proceeds from shares sold	78,464,695	78,851,673
Proceeds from reinvestment of distributions	347,537	1,649,506
Payments for redemption-in-kind	—	(10,000,000)
Payments for shares redeemed	(19,506,465)	(19,435,910)
Increase in net assets resulting from Institutional Class transactions	59,305,767	51,065,269
Net increase in net assets resulting from capital share transactions	59,963,288	61,447,659

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(29,358)	(6,542)
Institutional Class	(464,883)	(461,512)
From net realized gains:
Investor Class	—	(22,153)
Institutional Class	—	(1,371,440)
Total distributions to shareholders	(494,241)	(1,861,647)

TOTAL INCREASE IN NET ASSETS	58,803,371	69,456,004

NET ASSETS:
Beginning of year	96,668,537	27,212,533
End of year (including accumulated net
investment loss of $(40,715) and $0, respectively)	$155,471,908	$96,668,537

See Notes to the Financial Statements

11

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended			For the Period
	October 31, 2016	Year Ended	Year Ended	Inception through
	(Unaudited)	April 30, 2016	April 30, 2015	April 30, 2014(1)
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$10.72	$10.41	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.02	0.10	0.08	0.02
Net realized and unrealized
gain (loss) on investments	(0.11)	0.63	0.47	0.55
Total from investment operations	(0.09)	0.73	0.55	0.57

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.03)	(0.08)	(0.09)	(0.02)
Distributions from net realized gains	—	(0.34)	(0.60)	—
Total distributions	(0.03)	(0.42)	(0.69)	(0.02)

Net asset value, end of period	$10.60	$10.72	$10.41	$10.55

TOTAL RETURN(2)(3)	(0.87)%	7.34%	5.41%	5.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$11.6	$11.0	$0.5	$0.0 (4)

Ratio of expenses to average net assets(5):
Before expense reimbursement	1.43%	1.71%	2.08%	2.72%
After expense reimbursement	1.40%	1.40%	1.40%	1.40%

Ratio of net investment income (loss)
to average net assets(5):
Before expense reimbursement	0.39%	0.48%	0.08%	(0.71)%
After expense reimbursement	0.42%	0.79%	0.76%	0.61%

Portfolio turnover rate(3)	64%	105%	137%	46%

(1)	Inception date of the Fund was December 31, 2013.
(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Amount rounds to zero.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

12

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended			For the Period
	October 31, 2016	Year Ended	Year Ended	Inception through
	(Unaudited)	April 30, 2016	April 30, 2015	April 30, 2014(1)
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$10.74	$10.42	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.04	0.11	0.11	0.03
Net realized and unrealized
gain (loss) on investments	(0.12)	0.66	0.48	0.55
Total from investment operations	(0.08)	0.77	0.59	0.58

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.04)	(0.11)	(0.12)	(0.03)
Distributions from net realized gains	—	(0.34)	(0.60)	—
Total distributions	(0.04)	(0.45)	(0.72)	(0.03)

Net asset value, end of period	$10.62	$10.74	$10.42	$10.55

TOTAL RETURN(2)	(0.76)%	7.66%	5.70%	5.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$143.9	$85.6	$26.7	$21.3

Ratio of expenses to average net assets(3):
Before expense reimbursement	1.15%	1.30%	1.75%	2.48%
After expense reimbursement	1.15%	1.15%	1.15%	1.15%

Ratio of net investment income (loss)
to average net assets(3):
Before expense reimbursement	0.67%	0.89%	0.41%	(0.46)%
After expense reimbursement	0.67%	1.04%	1.01%	0.87%

Portfolio turnover rate(2)	64%	105%	137%	46%

(1)	Inception date of the Fund was December 31, 2013.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

13

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2016

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2013.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2016, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
14

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
15

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$141,805,969	$—	$—	$141,805,969
Short-Term Investment	13,088,344	—	—	13,088,344
Total Investments in Securities	$154,894,313	$—	$—	$154,894,313

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
April 30, 2017	$82,229
April 30, 2018	$142,134
April 30, 2019	$65,845
April 30, 2020	$3,350

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting
16

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2016 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2016, the Investor Class incurred expenses of $14,686 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2016, the Investor and Institutional Class incurred $8,811 and $74,964, respectively of shareholder servicing fees under the Agreement.
17

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2016	April 30, 2016
Investor Class:
Shares sold	141,262	980,650
Shares issued to holders in reinvestment of distributions	2,677	2,863
Shares redeemed	(82,477)	(2,320)
Net increase in Investor Class shares	61,462	981,193
Institutional Class:
Shares sold	7,363,264	8,128,778
Shares issued to holders in reinvestment of distributions	32,849	164,624
Shares for redemption-in-kind	—	(1,002,004)
Shares redeemed	(1,815,579)	(1,881,939)
Net increase in Institutional Class shares	5,580,534	5,409,459
Net increase in shares outstanding	5,641,996	6,390,652

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2016, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$133,197,330	$79,489,727

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at April 30, 2016, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$9,705,509	$(1,679,960)	$8,025,549	$92,604,928

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2016, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$413,929	$—	$(134,209)	$8,025,549	$8,305,269

As of April 30, 2016, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable period ended April 30, 2016, the Fund deferred, on a tax basis, short-term post-October losses of $122,480.
18

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

The tax character of distributions paid during the period ended October 31, 2016, were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$494,241	$—	$494,241

The tax character of distributions paid during the period ended April 30, 2016, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$1,246,744	$614,903	$1,861,647

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax period ended April 30, 2016.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2016, Morgan Stanley Smith Barney, LLC for the benefit of its customers, owned 42.97% of the outstanding shares of the Fund.

10.  SUBSEQUENT EVENTS

On December 22, 2016, the Institutional Class paid an ordinary income distribution in the amount of $347,914, or $0.01599 per share, and the Investor Class in the amount of $15,109, or $0.01062 per share.

On December 22, 2016, the Institutional Class paid a short-term capital gain distribution in the amount of $3,371,957, or $0.15501 per share, and the Investor Class in the amount of $220,512, or $0.15501 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.
19

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
October 31, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

20

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7098

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-MCV

Nuance Concentrated Value Long-Short Fund

Institutional Class Shares – NCLSX
Investor Class Shares – NCLIX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2016

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

October 31, 2016

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and up to 50 short positions.

Average Annual Rates of Return as of October 31, 2016:
	6 Months	Since Inception(1)
Institutional Class	1.09%	11.40%
S&P 500 Index(2)	4.06%	5.87%

	6 Months	Since Inception(1)
Investor Class	0.91%	11.10%
S&P 500 Index(2)	4.06%	5.87%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Fund has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (Excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class through at least August 27, 2017.

Institutional Class Gross Expense Ratio – 3.88%	Net Expense Ratio – 2.18%
Investor Class Gross Expense Ratio – 4.13%	Net Expense Ratio – 2.43%

(1)	December 31, 2015
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 through October 31, 2016, the Institutional Class is up 11.40 percent versus its primary index –the S&P 500 Index – up 5.87 percent. Given the very short history of the fund, we do not read much into our since inception performance. While our Nuance Concentrated Value Long-Short Fund underperformed the benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long-term. To do this, we focus our attention on studying one company at a time using the Nuance approach.

Nuance employs a bottoms-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk versus reward profile of the portfolio. We would note that often specific events will result in an entire industry or sector being out of favor and thus showing positively skewed risk versus rewards. During those periods, we are likely to be overweight those areas. The reverse is also true and certain sectors or industries can become overvalued at the same time. During those periods we would be underweight. Those decisions are made as a direct result of the time tested process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

On the long side, we have recently been reducing our weighting in the Financial sector as an upward movement in interest rates led to some of our positions approaching our internal view of fair value. We remain underweight the newly formed Real Estate sector as the sector appears overvalued due to what we have termed the chase for yield. The portfolio continues to be overweight Industrials, Energy, Utilities and Materials as it has been over the last several quarters. We are underweight the Consumer Discretionary, Healthcare, and Technology sectors primarily due to valuation concerns.

On the short side, we are seeing opportunities in the Real Estate, Consumer Discretionary, Consumer Staples, and Industrials sectors. The Real Estate sector appears overvalued due to what we have termed the chase for yield. Additionally, we believe we are finding some attractive shorts in the Consumer Staples and Consumer Discretionary Sectors as we believe low energy prices have driven many of those businesses to peak returns on capital. Lastly, in the Industrial sector, we are seeing opportunities in waste disposal companies as they are enjoying what we view as peak pricing combined with peak volumes.

Thank you for your interest and your continued support.

Chad Baumler, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) As of October 31, 2016

Since
Inception(1)
Institutional Class	11.40%
Investor Class	11.10%
S&P 500 Index(2)	5.87%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Expense Example (Unaudited)
October 31, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 – October 31, 2016).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2016)	Value (10/31/2016)	(5/1/2016 to 10/31/2016)
Investor Class
Actual(2)(3)	$1,000.00	$1,009.10	$15.85
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,009.43	$15.85

Institutional Class
Actual(2)(3)	$1,000.00	$1,010.90	$14.34
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,010.94	$14.34

(1)
Expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 3.13% and 2.83% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2016 of 0.91% and 1.09% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $7.85 and $6.59 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $7.88 and $6.61 for the Investor Class and Institutional Class, respectively.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Allocation of Portfolio(1)(2) (% of Net Assets) (Unaudited)
as of October 31, 2016

Top Ten Long Positions(2) (Unaudited)
as of October 31, 2016 (% of net assets)

Frank’s International N.V.	9.4%
National Fuel Gas Co.	7.7%
Diageo PLC – ADR	5.6%
Schlumberger Ltd.	4.7%
BOK Financial Corp.	4.6%
Rockwell Collins, Inc.	3.9%
Patterson Companies, Inc.	3.8%
Northern Trust Corp.	3.8%
Heartland Express, Inc.	3.8%
Praxair, Inc.	3.8%

Top Five Short Positions(2) (Unaudited)
as of October 31, 2016 (% of net assets)

Waste Management, Inc.	-3.6%
Kraft Heinz Co.	-3.6%
Ross Stores, Inc.	-3.6%
Altria Group, Inc.	-3.6%
Coca-Cola Co.	-3.4%

(1)	Excludes short positions.
(2)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited)
October 31, 2016

	Shares	Value

COMMON STOCKS – 74.7%

Consumer Staples – 7.5%
Diageo PLC – ADR (a)	15,340	$1,649,510
Wal-Mart Stores, Inc. (a)	7,801	546,226
		2,195,736

Energy – 14.2%
Frank’s International N.V. (a)	247,293	2,782,046
Schlumberger Ltd. (a)	17,863	1,397,423
		4,179,469

Financials – 14.6%
BOK Financial Corp. (a)	18,943	1,345,332
Commerce Bancshares, Inc. (a)	14,053	700,121
M&T Bank Corp. (a)	6,988	857,637
MetLife, Inc. (a)	5,978	280,727
Northern Trust Corp. (a)	15,598	1,129,607
		4,313,424

Healthcare – 6.2%
Patterson Companies, Inc. (a)	26,483	1,131,089
Smith & Nephew – ADR (a)	24,085	704,486
		1,835,575

Industrials – 17.0%
Deere & Co. (a)	9,393	829,402
Emerson Electric Co. (a)	11,024	558,696
Heartland Express, Inc. (a)	61,119	1,124,590
Hub Group, Inc. – Class A (a)*	15,820	576,639
Lindsay Corp. (a)	4,825	377,797
Rockwell Collins, Inc. (a)	13,591	1,145,993
United Parcel Service, Inc. – Class B (a)	3,817	411,320
		5,024,437

Materials – 7.5%
Compass Minerals International, Inc. (a)	7,735	555,760
H.B. Fuller Co. (a)	12,682	533,531
Praxair, Inc. (a)	9,583	1,121,786
		2,211,077

Utilities – 7.7%
National Fuel Gas Co. (a)	43,261	2,266,011
Total Common Stocks
(Cost $21,548,320)		22,025,729

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2016

	Shares	Value

SHORT-TERM INVESTMENT – 21.5%
Fidelity Institutional Government Portfolio, Class I, 0.27%^
(Cost $6,324,547)	6,324,547	$6,324,547
Total Investments – 96.2%
(Cost $27,872,867)		28,350,276
Other Assets and Liabilities, Net – 3.8%		1,128,611
Total Net Assets – 100.0%		$29,478,887

(a)	All or a portion of this security is designated as collateral for securities sold short. As of October 31, 2016, the value of the collateral was $22,025,729.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2016.
ADR – American Depositary Receipt

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited)
October 31, 2016

	Shares	Value

COMMON STOCKS – 56.8%

Consumer Discretionary – 19.5%
Cintas Corp.	1,732	$184,753
Delta Air Lines, Inc.	4,829	201,707
Home Depot, Inc.	7,918	966,075
McDonalds Corp.	3,874	436,096
Newell Brands, Inc.	8,717	418,590
Restaurant Brands International, Inc.	8,188	364,121
Ross Stores, Inc.	17,073	1,067,746
Scotts Miracle-Gro Co. – Class A	2,233	196,705
Six Flags Entertainment Corp.	3,899	216,979
Southwest Airlines Co.	4,891	195,885
Stanley Black & Decker, Inc.	1,450	165,068
TJX Companies, Inc.	12,099	892,301
Yum! Brands, Inc.	4,973	429,071
		5,735,097

Consumer Staples – 12.0%
Altria Group, Inc.	16,119	1,065,788
Coca-Cola Co.	23,498	996,315
Ingredion, Inc.	1,419	186,130
Kraft Heinz Co.	12,078	1,074,338
Tyson Foods, Inc. – Class A	3,049	216,022
		3,538,593

Financials – 0.7%
Allstate Corp.	2,887	196,027

Industrials – 6.0%
Republic Services, Inc.	9,476	498,722
Sealed Air Corp.	4,467	203,829
Waste Management, Inc.	16,364	1,074,460
		1,777,011

Materials – 1.2%
Avery Dennison Corp.	2,296	160,238
Ball Corp.	2,424	186,818
		347,056

Real Estate – 10.0%
Boston Properties, Inc.	1,773	213,611
Equity Residential	3,129	193,216
Prologis, Inc.	9,672	504,491
Public Storage	1,028	219,704

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited) – Continued
October 31, 2016

	Shares	Value

Real Estate – 10.0% (Continued)
Realty Income Corp.	14,546	$861,705
Simon Property Group, Inc.	2,697	501,534
Vornado Realty Trust	1,537	142,603
Welltower Inc.	2,069	141,789
Weyerhaeuser Co.	6,161	184,399
		2,963,052
Utilities – 7.4%
Consolidated Edison, Inc.	6,692	505,580
Edison International	6,817	500,913
PG&E Corp.	3,002	186,484
WEC Energy Group, Inc.	8,330	497,468
Xcel Energy, Inc.	11,905	494,653
		2,185,098
Total Securities Sold Short
(Proceeds $16,837,291)		$16,741,934

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2016

ASSETS:
Investments, at value
(cost $27,873,828)	$28,350,276
Cash(1)	743,247
Deposits at broker(1)	17,479,879
Receivable for investment securities sold	492,620
Receivable for capital shares sold	594,964
Dividends & interest receivable	7,194
Prepaid expenses	14,946
Total assets	47,683,126

LIABILITIES:
Securities sold short, at value (proceeds $16,837,291)	16,741,934
Dividends payable	7,384
Payable for investment securities purchased	1,403,212
Payable to investment adviser	8,820
Payable for fund administration & accounting fees	13,737
Payable for transfer agent fees & expenses	4,761
Payable for custody fees	1,500
Payable for trustee fees	1,809
Payable for compliance fees	1,708
Accrued distribution & shareholder service fees	1,117
Accrued expenses	18,257
Total liabilities	18,204,239

NET ASSETS	$29,478,887

NET ASSETS CONSIST OF:
Paid-in capital	$27,840,290
Accumulated net investment loss	(101,235)
Accumulated undistributed net realized gain on investments	1,167,066
Net unrealized appreciation on:
Investments	477,409
Securities sold short	95,357
Net Assets	$29,478,887

	Investor	Institutional
	Class	Class
Net Assets	$1,285,735	$28,193,152
Shares issued and outstanding(2)	115,689	2,531,428
Net asset value, redemption price and offering price per share	$11.11	$11.14

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2016

INVESTMENT INCOME:
Dividend income	$177,237
Less: Foreign taxes withheld	(3,906)
Interest income	4,739
Total investment income	178,070

EXPENSES:
Dividend & broker interest on short positions	150,543
Investment adviser fees (See Note 4)	98,311
Fund administration & accounting fees (See Note 4)	44,295
Federal & state registration fees	23,565
Transfer agent fees & expenses (See Note 4)	14,383
Audit fees	8,858
Legal fees	5,520
Compliance fees (See Note 4)	5,068
Custody fees (See Note 4)	4,332
Trustee fees (See Note 4)	4,125
Postage & printing fees	2,686
Other	2,235
Distribution & shareholder service fees- Investor Class (See Note 5)	1,291
Total expenses before waiver	365,212
Less: waiver from investment adviser (See Note 4)	(85,907)
Net expenses	279,305

NET INVESTMENT LOSS	(101,235)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on transactions from:
Investments	744,699
Securities sold short	375,854
Net change in unrealized appreciation (depreciation) on:
Investments	(1,022,425)
Securities sold short	115,820
Net realized and unrealized gain on investments	213,948

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$112,713

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statements of Changes in Net Assets

	For the	For the Period
	Six Months Ended	Inception(1)
	October 31, 2016	through
	(Unaudited)	April 30, 2016
OPERATIONS:
Net investment loss	$(101,235)	$(7,169)
Net realized gain (loss) on transactions from:
Investments	744,699	(28,057)
Securities sold short	375,854	81,739
Net change in unrealized appreciation (depreciation) on:
Investments	(1,022,425)	1,499,834
Securities sold short	115,820	(20,463)
Net increase in net assets resulting from operations	112,713	1,525,884

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,111,890	228,744
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(82,197)	—
Increase in net assets resulting from Investor Class transactions	1,029,693	228,744
Institutional Class:
Proceeds from shares sold	11,257,920	15,910,501
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(586,271)	(297)
Increase in net assets resulting from Institutional Class transactions	10,671,649	15,910,204
Net increase in net assets resulting from capital share transactions	11,701,342	16,138,948

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—	—
Institutional Class	—	—
From net realized gains:
Investor Class	—	—
Institutional Class	—	—
Total distributions to shareholders	—	—
TOTAL INCREASE IN NET ASSETS	11,814,055	17,664,832

NET ASSETS:
Beginning of period	17,664,832	—
End of period (including accumulated net
investment loss of $(101,235) and $0, respectively)	$29,478,887	$17,664,832

(1)	Inception date of the Fund was December 31, 2015.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	For the	For the Period
	Six Months Ended	Inception(1)
	October 31, 2016	Through
	(Unaudited)	April 30, 2016
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$11.01	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.04)	— (2)
Net realized and unrealized gain on investments	0.14	1.01
Total from investment operations	0.10	1.01

LESS DISTRIBUTIONS:
Distributions from net investment income	—	—
Distributions from net realized gains	—	—
Total distributions	—	—

Net asset value, end of period	$11.11	$11.01

TOTAL RETURN(3)	0.91%	10.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$1.3	$0.2

Ratio of expenses to average net assets(4):
Before expense reimbursement	4.09%	3.61%
After expense reimbursement	3.13%	2.06%

Ratio of expenses excluding dividends & interest on
short positions to average net assets(4):
Before expense reimbursement	2.51%	3.10%
After expense reimbursement	1.55%	1.55%

Ratio of net investment loss to average net assets(4):
Before expense reimbursement/waiver	(2.27)%	(1.58)%
After expense reimbursement/waiver	(1.31)%	(0.03)%

Portfolio turnover rate(3)	39%	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Amount rounds to less than $0.01.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	For the	For the Period
	Six Months Ended	Inception(1)
	October 31, 2016	Through
	(Unaudited)	April 30, 2016
Institutional Class

PER SHARE DATA:

Net asset value, beginning of period	$11.02	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.04)	— (2)
Net realized and unrealized gain on investments	0.16	1.02
Total from investment operations	0.12	1.02

LESS DISTRIBUTIONS:
Distributions from net investment income	—	—
Distributions from net realized gains	—	—
Total distributions	—	—

Net asset value, end of period	$11.14	$11.02

TOTAL RETURN(3)	1.09%	10.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$28.2	$17.4

Ratio of expenses to average net assets(4):
Before expense reimbursement	3.70%	3.73%
After expense reimbursement	2.83%	2.18%

Ratio of expenses excluding dividends & interest on
short positions to average net assets(4):
Before expense reimbursement	2.17%	2.85%
After expense reimbursement	1.30%	1.30%

Ratio of net investment loss to average net assets(4):
Before expense reimbursement	(1.89)%	(1.70)%
After expense reimbursement	(1.02)%	(0.15)%

Portfolio turnover rate(3)	39%	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Amount rounds to less than $0.01.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited)
October 31, 2016

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on December 31, 2015. Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Nuance Investments, LLC (the “Adviser”). The Fund currently offers two classes, the Investor Class and the Institutional Class. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%. Each class of shares has identical rights and privileges with respect to the distribution fees and voting on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly. The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characteriza-

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

tion for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, the Fund segregates liquid securities at least equal to the market value of the securities sold short (not including the proceeds from the short sales).

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3. SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,025,729	$—	$—	$22,025,729
Short-Term Investment	6,324,547	—	—	6,324,547
Total Investments in Securities	$28,350,276	$—	$—	$28,350,276
Securities Sold Short
Common Stocks	$(16,741,934)	$—	$—	$(16,741,934)
Total Securities Sold Short	$(16,741,934)	$—	$—	$(16,741,934)

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal period during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
April 30, 2019	$75,414
April 30, 2020	$85,907

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

5. DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended October 31, 2016, the Investor Class incurred expenses of $958 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist share-

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

holders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended October 31, 2016, the Investor Class incurred $333 of shareholder servicing fees under the Agreement.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

		For the Period
	Six Months Ended	Inception(1) through
	October 31, 2016	April 30, 2016
Investor Class:
Shares sold	101,398	21,721
Shares issued to holders in reinvestment of distributions	—	—
Shares redeemed	(7,430)	—
Net increase in Investor Class shares	93,968	21,721

Institutional Class:
Shares sold	1,001,794	1,581,233
Shares issued to holders in reinvestment of distributions	—	—
Shares redeemed	(51,572)	(27)
Net increase in Institutional Class shares	950,222	1,581,206
Net increase in shares outstanding	1,044,190	1,602,927

(1)	Inception date of the Fund was December 31, 2015.

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and short positions, by the Fund for the period ended October 31, 2016, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$13,840,855	$6,248,637

8. FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities (excluding short positions) held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2016, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$1,701,700	$(223,541)	$1,478,159	$15,914,042

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2016

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses. At April 30, 2016, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$68,188	$—	$(20,463)	$1,478,159	$1,525,884

As of April 30, 2016, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable period ended April 30, 2016, the Fund does not plan to defer any qualified late year losses.

There were no distributions made by the Fund for the period ended October 31, 2016.

9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2016, National Financial Services, LLC, for the benefit of its customers, owned 44.05% of the Fund.

10. SUBSEQUENT EVENT

On December 22, 2016, the Institutional Class paid a short-term capital gain distribution in the amount of $811,584, or $0.27153 per share, and the Investor Class in the amount of $175,087, or $0.27153 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited)
October 31, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7098

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CVLS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    January 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    January 5, 2017

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date    January 5, 2017

* Print the name and title of each signing officer under his or her signature.